Significant Accounting Policies - Long lived and Intangible Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Useful life	20 years
Impairment loss of long lived assets	$ 0	$ 0